Lease liability (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Summary of Lease Liability

	December 31,
	2023	2022
	£000s	£000s
Lease liability - current	179	446
Lease liability - non-current	93	-
Total lease liability	272	446